Long-term Debt (Narrative) (Details) - Commercial loan - Commercial loan $ in Thousands	27 Months Ended
	Oct. 01, 2022 USD ($)	Jun. 18, 2020 USD ($) installment
Debt Instrument [Line Items]
Loans payable		$ 930
Number of installments | installment		3
Interest rate		0.00%
Forecast
Debt Instrument [Line Items]
Annual payment	$ 310